Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A American Depositary Shares
Amount Registered | shares	58,613,940
Proposed Maximum Offering Price per Unit	6.98
Maximum Aggregate Offering Price	$ 409,125,301.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,500.20
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall also register any additional securities that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices of the Class A American Depositary Shares as reported on the Nasdaq on September 25, 2026.